Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
US Federal	$ 171,703	$ 878,133
US State	27,327	194,357
Total current provision	199,030	1,072,490
Deferred [Abstract]
US Federal	(312,697)	(103,156)
US State	(117,516)	(31,983)
Total deferred benefit provision	(430,213)	(135,139)
Change in valuation allowance	430,213	135,139
Total deferred provision	0	0
Deferred Tax Assets [Abstract]
Startup Costs	565,352	131,532
Total deferred income tax assets	565,352	131,532
Valuation allowance	(565,352)	(131,532)
Deferred tax asset, net of allowance	$ 0	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	12.19%	3.10%
Return to provision	(4.10%)	(0.30%)
Other	0.00%	0.00%
Change in valuation allowance	(54.13%)	3.30%
Income tax provision	(25.04%)	27.10%
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryovers	$ 0	$ 0
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryovers	$ 0	$ 0